FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

50 Main Street, 9th Floor

White Plains, New York 10606

VIA EDGAR TRANSMISSION

Securities & Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Variable Annuity-1 Series Account of

First Great-West Life & Annuity Insurance Company

Certification Pursuant to Rule 497(j) under the Securities Act of 1933
File Nos. 811-08183 & 333-130820

Ladies and Gentlemen:

In lieu of filing the form of the prospectus for Variable Annuity-1 Series Account (the “Account”) pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies:

1.

the form of the prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the Account’s registration statement on Form N-4; and

2.	the text of the Account’s registration statement on Form N-4 has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on January 3, 2006.

If you should require any additional information regarding the foregoing, please do not hesitate to contact me at (303) 737-4675.

Variable Annuity-1 Series Account of

First Great-West Life & Annuity Insurance Company

(Registrant)

By: /s/ Ryan L. Logsdon

Ryan L. Logsdon

Senior Associate Counsel